SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Revenue	$ 1,388,551	$ 1,746,979	$ 3,263,835	$ 3,039,218
Web Filtering Revenue [Member]
Product Information [Line Items]
Revenue			$ 272,748	$ 349,998